PREPAYMENTS - THIRD PARTIES	6 Months Ended
Jun. 30, 2025
PREPAYMENTS - THIRD PARTIES
PREPAYMENTS - THIRD PARTIES

5.PREPAYMENTS – THIRD PARTIES

Prepayments – third parties consisted of the following:

	June 30,	December 31,
	2025	2024
Prepayments to third party medias	$647,226	$1,228,357
Less: provision for doubtful accounts	(613,959)	(612,546)
	$33,267	$615,811

5.PREPAYMENTS – THIRD PARTIES (CONTINUED)

The Company reversed provision for doubtful accounts of prepayments of $10,065 for the six months ended June 30, 2025, and provided allowance for doubtful accounts of prepayments of $10,825 for the six months ended June 30, 2024. Movement of allowance for doubtful accounts was as follows:

	June 30,	June 30,
	2025	2024
Balance at beginning of the period/year	$612,546	$581,462
Charge to expenses	(10,065)	10,825
Foreign exchange adjustments	11,478	(13,463)
Balance at end of the period/year	$613,959	$578,824